Property and Equipment, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Balance at beginning of period	$ 21,455
Balance at end of period	22,777	$ 21,455
Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	4,417
Balance at end of period	4,456	4,417
Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,213
Balance at end of period	998	1,213
Computer equipment and software
Property, plant and equipment
Balance at beginning of period	478
Balance at end of period	232	478
Leasehold improvements
Property, plant and equipment
Balance at beginning of period	14,701
Balance at end of period	13,239	14,701
Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	646
Balance at end of period	3,852	646
Cost
Property, plant and equipment
Balance at beginning of period	28,647	14,388
Additions, net of transfers	5,332	22,818
Disposals	(682)	(405)
Deconsolidation of subsidiaries		(8,157)
Reclassifications	0	(11)
Exchange differences		14
Balance at end of period	33,297	28,647
Cost | Laboratory and manufacturing equipment
Property, plant and equipment
Balance at beginning of period	7,385	7,306
Additions, net of transfers	1,536	3,374
Disposals	(642)	(183)
Deconsolidation of subsidiaries		(3,076)
Reclassifications	141	(25)
Exchange differences		(11)
Balance at end of period	8,420	7,385
Cost | Furniture and fixtures
Property, plant and equipment
Balance at beginning of period	1,452	488
Additions, net of transfers	0	1,126
Disposals	0	(168)
Deconsolidation of subsidiaries		0
Reclassifications	0	6
Exchange differences		0
Balance at end of period	1,452	1,452
Cost | Computer equipment and software
Property, plant and equipment
Balance at beginning of period	1,508	1,431
Additions, net of transfers	51	175
Disposals	(40)	(9)
Deconsolidation of subsidiaries		(137)
Reclassifications	0	48
Exchange differences		0
Balance at end of period	1,519	1,508
Cost | Leasehold improvements
Property, plant and equipment
Balance at beginning of period	17,656	4,924
Additions, net of transfers	399	13,494
Disposals	0	(45)
Deconsolidation of subsidiaries		(754)
Reclassifications	0	36
Exchange differences		1
Balance at end of period	18,054	17,656
Cost | Construction in progress [member]
Property, plant and equipment
Balance at beginning of period	646	239
Additions, net of transfers	3,347	4,649
Disposals	0	0
Deconsolidation of subsidiaries		(4,190)
Reclassifications	(141)	(76)
Exchange differences		24
Balance at end of period	$ 3,852	$ 646